Deferred income tax - Deferred tax Assets (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Movements of deferred tax assets
Deferred tax assets, Opening balance	¥ 779,395	¥ 704,818	¥ 584,694
Recognized in the profit or loss	13,407	74,577	120,124
Deferred tax assets, Closing balance	792,802	779,395	704,818
Tax losses
Movements of deferred tax assets
Deferred tax assets, Opening balance	542,241	429,901	312,908
Recognized in the profit or loss	40,384	112,340	116,993
Deferred tax assets, Closing balance	582,625	542,241	429,901
Accelerated amortization of intangible assets
Movements of deferred tax assets
Deferred tax assets, Opening balance	185,248	206,522	212,035
Recognized in the profit or loss	(27,336)	(21,274)	(5,513)
Deferred tax assets, Closing balance	157,912	185,248	206,522
Others
Movements of deferred tax assets
Deferred tax assets, Opening balance	51,906	68,395	59,751
Recognized in the profit or loss	359	(16,489)	8,644
Deferred tax assets, Closing balance	¥ 52,265	¥ 51,906	¥ 68,395